STOCKHOLDERS' DEFICIENCY	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2011	Sep. 30, 2011	Dec. 31, 2010
STOCKHOLDERS' DEFICIENCY
4.	STOCKHOLDERS’ EQUITY

Common Stock Warrants   — The following table summarizes information with regard to outstanding warrants as of March 31, 2011, issued in connection with equity and debt financings since 2005.

Offering	Number of Shares Issuable Upon Exercise of Outstanding Warrants	Exercise Price	Expiration Date

Series B Preferred Stock – placement agents	5,392	$191.25	May 2, 2012
Series C Exchange	8,169	$191.25	May 2, 2012
Series E Preferred Stock	60,331	$99.45	December 31, 2015
August 2009 Private Placement	31,194	$100.98	December 31, 2015
July 2010 Direct Offering (1)	105,042	$10.71	July 27, 2015
Preferred Incentive Warrants	105,042	$16.065	July 27, 2015

Total	315,170

(1)  The exercise price of these warrants was adjusted to $0.75 per share in connection with the private placement completed on April 8, 2011.  See Note 10.

On March 7, 2011, warrants to purchase 33,569 shares of common stock at $234.09 per share expired unexercised.

On May 3, 2011, 18,153 shares of common stock were issued in connection with the cashless exercise of warrants to purchase 27,311 shares of common stock at $0.75 per share.

10. STOCKHOLDERS’ EQUITY

On January 1, 2008, Cellectar converted from a Wisconsin limited liability company to a Wisconsin corporation (the “Conversion”). Each issued and outstanding unit of equity in the limited liability company immediately prior to the Conversion was converted into one issued and outstanding share of Cellectar common stock and each unexercised unit option outstanding immediately prior to the Conversion was converted into an option to acquire the same number of shares of the corporation’s common stock.  For the purpose of presentation in these financial statements, all amounts and disclosures related to equity issuances prior to the Acquisition have been retroactively restated by applying the Exchange Ratio in order to reflect the capital structure of Novelos and therefore the issuance of Novelos common stock, rather than member units in the limited liability company or common stock of Cellectar, as applicable.

From inception until December 31, 2010, Cellectar issued 12,559,218 shares of common stock for net proceeds of approximately $21,710,000.

April 2011 Private Placement

Concurrently with and conditioned upon the execution of the Merger Agreement, the Company entered into a Securities Purchase Agreement with certain accredited investors under which the Company sold an aggregate of 6,846,537 units, each unit consisting of one share of its common stock and a warrant to purchase one share of its common stock, at a price of $0.75 per unit, for gross proceeds of approximately $5,135,000 (the “April Private Placement”).  The warrants have an exercise price of $0.75 and expire on March 31, 2016.  The warrant exercise price and/or the common stock issuable pursuant to such warrant will be subject to adjustment only for stock dividends, stock splits or similar capital reorganizations so that the rights of the warrant holders after such event will be equivalent to the rights of warrant holders prior to such event.  The relative fair value of the warrants issued to the investors was $2,124,286 at issuance and has been included as a component of stockholders’ equity.  The Company uses the Black-Scholes option pricing model to value warrants and applies assumptions that consider, among other variables, the fair value of the underlying stock, risk-free interest rate, volatility, expected life and dividend rates in estimating fair value for the warrants. Assumptions used are generally consistent with those disclosed for stock-based compensation (see Note 11).

The Securities Purchase Agreement included a requirement that the Company file with the SEC no later than October 5, 2011 (the "Filing Deadline"), a registration statement covering the resale of the shares of common stock, and the shares of common stock underlying the warrants, issued pursuant to the Securities Purchase Agreement that are not otherwise saleable under an available exemption from registration requirements.  The Company is also required to use commercially reasonable efforts to have the registration statement declared effective by December 4, 2011 (the "Effectiveness Deadline"), and to keep the registration statement continuously effective under the Securities Act of 1933, as amended (the “Securities Act”), until the earlier of the date when all the registrable securities covered by the registration statement have been sold or the second anniversary of the closing.

In the event the Company fails to file the registration statement within the timeframe specified by the Securities Purchase Agreement, or if it fails to obtain effectiveness of this registration on or prior to the December 4, 2011 (if there is no review by the SEC) or by January 3, 2012 (if there is review by the SEC) with respect to the maximum number of shares permitted to be registered by the SEC, the Company will be required to pay to the purchasers liquidated damages equal to 1.5% per month (pro-rated on a daily basis for any period of less than a full month) of the aggregate purchase price of the units purchased until the registration statement is filed or declared effective, as applicable, not to exceed 5% of the aggregate purchase price.  The Company will be allowed to suspend the use of the registration statement for not more than 30 consecutive days, on not more than two occasions, in any 12-month period.  The Company has also granted piggy-back registration rights with respect to any shares of common stock that it is required to exclude from the registration statement as a condition of its effectiveness, and has also agreed to file further registration statements with respect to any such shares six months after the effective date of the initial registration statement.

On November 3, 2011, a majority of purchasers in the April Private Placement, which majority constituted the requisite holders, as defined by the applicable securities purchase agreement, consented to extend the Filing Deadline to the 180th day following the final prospectus of a public offering of securities contemplated by the Company and to extend the Effectiveness Deadline to the 240th day following the final prospectus of the public offering.  As of September 30, 2011, and through the date of this filing, the Company has not concluded that it is probable that damages will become due; therefore, no accrual for damages has been recorded.  The Company will use its reasonable best efforts to register the shares as may be permitted by the SEC until such time as all of these shares either have been registered or may be sold without restriction in reliance on Rule 144 under the Securities Act.

The Company paid to Rodman, the placement agent for the financing, a cash fee equal to $200,000 and issued warrants to purchase 192,931 shares of its common stock (having an exercise price of $0.75 and which expire March 31, 2016) in consideration for their advisory services with respect to the financing pursuant to the placement agency agreement between Rodman and the Company.  Rodman is entitled to registration rights with respect to the shares of common stock issuable upon exercise of these warrants.  The cash fee was recorded as a reduction of gross proceeds received.  The estimated fair value of the warrants issued to the placement agent was $112,096 and was recorded as a component of stockholders’ equity.

Common Stock Warrants  — The following table summarizes information with regard to outstanding warrants to purchase common stock as of September 30, 2011.  There were no outstanding common stock purchase warrants as of December 31, 2010 and 2009.  The Company issued warrants to purchase 7,039,468 shares of common stock in connection with the April Private Placement.  In addition, outstanding warrants to purchase 315,164 shares of common stock, originally issued in connection with Novelos equity and debt financings from 2007 through 2010, remained outstanding subsequent to the Acquisition (Note 4).

Offering	Number of Shares Issuable Upon Exercise of Outstanding Warrants	Exercise Price	Expiration Date

April 8, 2011 Private Placement	7,039,468	$0.75	March 31, 2016
Series B Preferred Stock – placement agents	5,392	$191.25	May 2, 2012
Series C Exchange	8,169	$191.25	May 2, 2012
Series E Preferred Stock	60,330	$99.45	December 31, 2015
August 2009 Private Placement	31,194	$100.98	December 31, 2015
July 2010 Direct Offering (1)	77,729	$0.75	July 27, 2015
Preferred Incentive Warrants	105,040	$16.065	July 27, 2015

Total	7,327,322

(1)  The exercise price of these warrants was adjusted to $0.75 per share in connection with the private placement completed on April 8, 2011.  This warrant has been accounted for as a derivative instrument as described in Note 2.

On May 4, 2011, 18,153 shares of common stock were issued in connection with the cashless exercise of warrants to purchase 27,310 shares of common stock at $0.75 per share.  The Company reclassified $48,339 from the derivative liability to additional paid-in capital upon the exercise of the warrants.

The following shares were reserved for future issuance upon exercise of stock options and warrants or conversion of debt:

	September 30,	December 31,
	2011 (unaudited)	2010	2009

Warrants	7,327,322	—	—
Stock options	3,632,638	769,189	991,736
Convertible notes	—	3,646,370	—

Total number of shares reserved for future issuance	10,959,960	4,415,559	991,736

6. STOCKHOLDERS’ DEFICIENCY

Exchange of Outstanding Preferred Stock for Common Stock

On November 30, 2010, the Company entered into an Exchange Agreement with each of the holders of its Series E convertible preferred stock (the “Series E Preferred Stock”) and Series C convertible preferred stock (the “Series C Preferred Stock”) pursuant to which each such holder exchanged all of the holder’s shares of Series E Preferred Stock or Series C Preferred Stock, as applicable, and all rights, preferences and privileges associated therewith (including but not limited to any accrued but unpaid dividends thereon) and any rights of the holder to liquidated damages under agreements to register the Company’s capital stock, for an aggregate of 2,228,338 shares of common stock, representing 75.3% of the Company’s common stock outstanding effective immediately following the exchange.  As a result of the exchange, all of the liquidation preference applicable to the preferred stock, approximately $27,337,000 as of November 30, 2010, was eliminated.  Furthermore, future dividends totaling $2,327,000 annually were eliminated, special voting rights applicable to the preferred stock are no longer applicable, and the former holders of Series E Preferred Stock have released any rights to require the registration of shares of the Company’s common stock for resale under the Securities Act.  The effective price per share at which the common stock was issued in connection with the exchange (based on the aggregate liquidation preference of all of the preferred stock divided by the total number of shares of common stock issued in exchange for such preferred stock) was approximately $12.27.  The market price of the Company’s common stock as of the last trading day immediately preceding the exchange was $6.12.

The exchange was accounted for as a recapitalization and the carrying value of the Series E Preferred Stock of $13,770,000, accumulated dividends totaling $4,476,000 and estimated liquidated damages of $819,000 for failure to timely file a resale registration statement (see “Registration Rights” below) were reclassified to additional paid-in-capital as of the date of the exchange.  If the preferred stock had been converted according to its terms, the holders would have received a total of 274,882 shares of common stock.  At the date of issuance the fair market value totaling $11,955,151 of the additional 1,953,456 shares issued in the exchange has been recorded as a deemed dividend to preferred stockholders in the year ended December 31, 2010.

Issuance of Series C Preferred Stock

During 2007, the Company issued 272 shares of Series C Preferred Stock in exchange for all 3,264 shares of Series A preferred stock, originally issued in 2005. The Series C Preferred Stock was initially convertible at $153.00 per share into 21,333 shares of common stock.  In connection with the sale of Series D preferred stock in 2008, the conversion price of the Series C Preferred Stock was reduced to $99.45 per share, according to its terms.

Terms of the Series C Preferred Stock

The Series C Preferred Stock had an annual dividend rate of 8% until October 1, 2008 and 20% thereafter.  The dividends were payable quarterly.  Such dividends were to be paid only after all outstanding dividends on the Series D Preferred Stock (with respect to the current fiscal year and all prior fiscal years) had been paid to the holders of the Series D Preferred Stock.  No dividends were paid on Series C Preferred Stock during 2009 and 2010.  The conversion price was subject to adjustment for stock dividends, stock splits or similar capital reorganizations and upon the occurrence of certain dilutive issuances of securities.  The Series C Preferred Stock did not have voting rights and was redeemable only at the option of the Company upon 30 days’ notice at a 20% premium plus any accrued but unpaid dividends.  In the event of any voluntary or involuntary liquidation, dissolution or winding up of the Company’s affairs, the Series C Preferred Stock would have been treated as senior to Novelos common stock.  After all required payments were made to holders of Series E Preferred Stock, the holders of Series C Preferred Stock would have been entitled to receive first, $12,000 per share and all accrued and unpaid dividends.  If, upon any winding up of the Company’s affairs, the Company’s remaining assets available to pay the holders of Series C Preferred Stock were not sufficient to permit the payment in full, then all of the Company’s assets would have been distributed to the holders of Series C Preferred Stock (and any remaining holders of Series E Preferred Stock as may be required) on a pro rata basis.

Conversions of Series C Preferred Stock

During the year ended December 31, 2009, 68 shares of the Company’s Series C Preferred Stock, having an aggregate stated value of $816,000, and accumulated dividends thereon of $184,000 were converted into shares of the Company’s common stock, leaving 204 shares of Series C Preferred Stock outstanding which were convertible into 24,615 shares of common stock as of December 31, 2009.  During 2010, all shares of Series C Preferred Stock were exchanged for shares of common stock (see “Exchange of Outstanding Preferred Stock for Common Stock” above).

Series E Preferred Stock Private Placement

Sale of Series E Preferred Stock to Purdue

Concurrently with the execution of the Collaboration Agreement on February 11, 2009, Novelos sold to Purdue 200 shares of a newly created series of the Company’s preferred stock, designated “Series E Convertible Preferred Stock,” par value $0.00001 per share (the “Series E Preferred Stock”), and a warrant (the “Series E Warrant”) to purchase 60,330 shares of Novelos common stock for an aggregate purchase price of $10,000,000 (the “Series E Financing”).

The Series E Warrant is exercisable for an aggregate of 60,330 shares of Novelos common stock at an exercise price of $99.45 per share. The warrant expires on December 31, 2015. The warrant exercise price and/or the common stock issuable pursuant to such warrant are subject to adjustment for stock dividends, stock splits or similar capital reorganizations so that the rights of the warrant holder after such event will be equivalent to the rights of the warrant holder prior to such event.

Exchange of Series D Preferred Stock for Series E Preferred Stock

The Company also entered into an exchange agreement with the holders (the “Series D Investors”) of the Company’s Series D preferred stock, issued during 2008, under which all 413.5 outstanding shares of Series D preferred stock and accumulated but unpaid dividends thereon totaling $1,597,144 were exchanged for 445.442875 shares of Series E Preferred Stock. The rights and preferences of the Series E Preferred Stock were substantially the same as the Series D preferred stock. In addition, the Series D Investors waived liquidated damages through the date of the exchange as a result of the Company’s failure to file a registration statement covering the shares of common stock underlying the Series D preferred stock and warrants not otherwise registered. In connection with the execution of this exchange agreement, warrants held by the Series D Investors to purchase a total of 77,551 shares of the Company’s common stock were amended to extend the expiration of the warrants to December 31, 2015 (from April 11, 2013) and to remove a forced exercise provision.

Terms of Series E Preferred Stock

The shares of Series E Preferred Stock had a stated value of $50,000 per share and were convertible into shares of common stock at any time after issuance at the option of the holder at $99.45 per share of common. If there was an effective registration statement covering the shares of common stock underlying the Series E Preferred Stock and the VWAP, as defined in the Series E Certificate of Designations, of Novelos common stock exceeded $306.00 for 20 consecutive trading days, then the outstanding shares of Series E Preferred Stock would automatically convert into common stock at the conversion price then in effect. The conversion price was subject to adjustment for stock dividends, stock splits or similar capital reorganizations.

The Series E Preferred Stock has an annual dividend rate of 9%, payable semi-annually on June 30 and December 31. Such dividends were payable in cash, in shares of Series E Preferred Stock or in registered shares of Novelos common stock at the Company’s option, subject to certain conditions. The Company has not paid any cash dividends on Series E Preferred Stock.

The terms of the Series E Preferred Stock provided that for as long as any shares of Series E Preferred Stock remained outstanding, Novelos was prohibited without the prior consent of holders of a majority of the outstanding shares of Series E preferred stock (including in such majority the Xmark Funds and Purdue) from (i) paying dividends to its common stockholders, (ii) amending its certificate of incorporation or by-laws, (iii) issuing any equity security or any security convertible into or exercisable for any equity security at a price of $99.45 or less or with rights senior to the Series E Preferred Stock (except for certain exempted issuances), (iv) increasing the number of shares of Series E Preferred Stock or issuing any additional shares of Series E Preferred Stock, (v) selling or otherwise granting rights with respect to all or substantially all of its assets (or in the case of licensing, any material intellectual property) or the Company's business and/or entering into a merger or consolidation with another company unless Novelos would be the surviving corporation, the Series E Preferred Stock would remain outstanding, there would be no changes to the rights and preferences of the Series E Preferred Stock and there would not be created any new class of capital stock senior to the Series E Preferred Stock, (vi) redeeming or repurchasing any capital stock other than the Series E Preferred Stock, (vii) incurring any new debt for borrowed money in excess of $500,000 and (viii) changing the number of the Company’s directors. As of December 31, 2010, no shares of Series E preferred stock remained outstanding, and accordingly, none of these restrictions applied. See “Exchange of Outstanding Preferred Stock for Common Stock” above.

Advisor Fees

Ferghana Partners, Inc. (“Ferghana”), a New York consulting firm, received a cash fee for their services in connection with the negotiation and execution of the Collaboration Agreement equal to $700,000 (or seven percent (7%) of the gross proceeds to the Company resulting from the sale of Series E Preferred Stock and common stock purchase warrants to Purdue in connection with the Collaboration Agreement).  Novelos is also obligated to pay Ferghana six percent (6%) of all payments to Novelos by Mundipharma under the Collaboration Agreement other than royalties on net sales.

Accounting Treatment of Series E Financing

The terms of the Series E Preferred Stock contained provisions that required redemption in circumstances that were beyond the Company’s control, such as the acquisition of more than 50% of our outstanding stock by any person or entity. Therefore, the shares were recorded as redeemable preferred stock outside of permanent equity in the balance sheet as of December 31, 2009. The gross proceeds of $10,000,000 received in conjunction with the Series E Financing were allocated on a relative fair value basis between the Series E Preferred Stock and the warrants. The relative fair value of the warrants issued to investors of $2,907,000 (determined using the Black-Scholes option pricing model, estimated volatility of 80%, a risk-free interest rate of 2.17% and a term equal to the term of the warrant) was recorded as additional paid-in capital while the relative fair value of the Series E Preferred Stock of $7,093,000 was recorded as temporary equity. The carrying value of the Series E Preferred Stock was immediately adjusted to its fair value of $7,385,000 based on the fair value of the as-converted common stock. The difference of $292,000 represents a beneficial conversion feature and was recorded as a deemed dividend to preferred stockholders. Issuance costs related to the Series E Financing of $795,000 were netted against temporary equity. The Series E Preferred Stock that was issued in payment of dividends was initially recorded in temporary equity at the value of the dividends that had accrued totaling $1,597,000. This amount was then adjusted to the fair value of $1,179,000 based on the fair value of the as-converted common stock. The difference of $418,000 was recorded as an offset to the deemed dividends recorded. The Series E Preferred Stock that was issued in exchange for outstanding shares of Series D preferred stock was recorded at $13,904,000, the carrying value of the shares of Series D preferred stock as of the date of the exchange.

As a result of the modification to the warrants to extend their expiration by approximately 32 months that occurred in connection with the exchange of all outstanding shares of Series D preferred stock for shares of Series E Preferred Stock, in the year ended December 31, 2009, a deemed dividend of $840,000 was recorded.  This amount represented the incremental fair value of the warrants immediately before and after modification using the Black-Scholes option pricing model, volatility of 80%, discount rates of 1.54% and 2.17% and the remaining warrant term.

Conversions of Series E Preferred Stock

During the year ended December 31, 2009, 97.18209375 shares of the Company’s Series E Preferred Stock, having an aggregate stated value of $4,859,000 and accumulated dividends thereon of $301,000, were converted into 51,889 shares of common stock.  The associated carrying value of the converted shares totaling approximately $3,213,000 was reclassified to permanent equity from temporary equity.  During the year ended December 31, 2010, 140 shares of the Company’s Series E Preferred Stock, having an aggregate stated value of $7,000,000, and accumulated dividends thereon totaling $635,000, were converted into 76,770 shares of common stock.  The associated carrying value of the converted shares totaling approximately $4,690,000 was reclassified to permanent equity from temporary equity.  In November 2010, all outstanding shares of Series E Preferred Stock were exchanged for shares of common stock. See “Exchange of Preferred Stock” below.

August 2009 Common Stock Private Placement

Securities Purchase Agreement

On August 25, 2009, the Company entered into the August 2009 Purchase Agreement with Purdue to sell 89,126 shares of its common stock, $0.00001 par value and warrants to purchase 31,194 shares of its common stock at an exercise price of $100.98 per share, expiring December 31, 2015, for an aggregate purchase price of $9,000,000 (the “August 2009 Private Placement”). Concurrent with the execution and delivery of the August 2009 Purchase Agreement, the Company sold Purdue 34,660 shares of its common stock and a warrant to purchase 12,131 shares of its common stock at $100.98 per share for approximately $3,500,000 (the “Initial Closing”). On November 10, 2009, the Company completed the final closing under the August 2009 Purchase Agreement and sold Purdue 54,466 shares of Novelos common stock and warrants to purchase 19,063 shares of Novelos common stock for gross proceeds of $5,500,000. Issuance costs associated with the transactions totaled $61,000 and such amount was recorded as a reduction of additional paid-in capital.

Pursuant to the August 2009 Purchase Agreement, Purdue acquired a right of first refusal (the “Right of First Refusal”) with respect to bona fide offers for the license or other acquisition of NOV-002 Rights (as defined in the August 2009 Purchase Agreement) in the U.S. (the “U.S. License”) received from third parties and approved by the Company’s board of directors.  Under the Right of First Refusal, Novelos will be required to communicate to Purdue the terms of any such third-party offers received and Purdue will have 30 days to enter into a definitive agreement with Novelos on substantially similar terms that provide no lesser economic benefit to Novelos as provided in the third-party offer.  The Right of First Refusal terminates upon business combinations, as defined in the August 2009 Purchase Agreement. Novelos has separately entered into letter agreements with Mundipharma and its independent associated company providing for a conditional exclusive right to negotiate for, and a conditional right of first refusal with respect to, NOV-002 Rights for Latin America, Mexico and Canada.

Pursuant to the August 2009 Purchase Agreement, Purdue has the right to either designate one member to Novelos’ Board or designate an observer to attend all meetings of the Board and committees thereof and to have access to all information made available to members of the Board.  This right lasts until the later of such time as Purdue or its independent associated companies no longer hold at least one-half of the common stock purchased pursuant to the August 2009 Purchase Agreement and no longer hold at least one-half of the Series E Preferred Stock issued to them on February 11, 2009.  The right to designate a Board observer had previously been granted in connection with the financing that occurred on February 11, 2009 and Purdue appointed such an observer in February 2009.  Purdue also has the right to participate in future equity financings in proportion to their pro rata ownership of common stock.

Common Stock Purchase Warrant

The common stock purchase warrants have an exercise price of $100.98 per share and expire on December 31, 2015.  The warrant exercise price and/or the number of shares of common stock issuable pursuant to such warrant will be subject to adjustment for stock dividends, stock splits or similar capital reorganizations so that the rights of the warrant holders after such event will be equivalent to the rights of warrant holders prior to such event.  The relative fair value of the warrants issued to Purdue totaled $1,929,000 and was recorded as a component of additional paid-in capital.  The fair value of the warrants was determined based on the market value of the Company’s common stock on the dates of issuance using the Black-Scholes method of valuation, estimated volatility of 90%, risk-free interest rates ranging from 2.02% to 2.7% and a term equal to the term of the warrant.

Registration Rights

As part of the August 2009 Private Placement, the Company entered into a registration rights agreement with Purdue (the “Purdue Registration Agreement”).  The Purdue Registration Agreement required the Company to have filed with the SEC no later than May 17, 2010, a registration statement covering the resale of all the shares of common stock issued pursuant to the August 2009 purchase agreement and all shares of common stock issuable upon exercise of the warrants issued pursuant to the August 2009 purchase agreement.  The registration rights agreement provided for liquidated damages equal to 1.5% per month (pro-rated on a daily basis for any period of less than a full month) of the aggregate purchase price of the common stock until the delinquent registration statement is filed.  The Company did not file the registration statement and accrued $819,000 as a component of other income (expense) during the year ended December 31, 2010, representing management’s best estimate of the probable total liquidated damages that may be settled. In connection with the exchange of their shares of Series E Preferred Stock for common stock on November 30, 2010, Purdue released the Company from any requirement to register shares of its common stock for resale and forfeited any rights to receive liquidated damages pursuant to any registration agreements. The accrued liquidated damages were settled in connection with the exchange and, accordingly, the amount that had been accrued was reclassified to additional paid-in capital.

July 2010 Registered Offering

On July 27, 2010, pursuant to securities purchase agreements entered into with institutional investors on July 21, 2010, the Company completed the sale, in an offering registered under the Securities Act of 1933, as amended, of an aggregate of 140,056 shares of its common stock and five-year warrants to purchase up to an aggregate of 150,040 shares of its common stock at an exercise price of $10.71 per share, for gross proceeds of $1,500,000 and net proceeds of $1,249,000 after deducting transaction costs.  The warrant exercise price is subject to adjustment in certain circumstances and therefore, the relative fair value of the warrants at the date of issuance, $504,000, has been bifurcated from the proceeds and recorded as a derivative liability.  The Company uses valuation methods and assumptions that consider among others the fair value of the underlying stock, risk-free interest rate, volatility, expected life and dividend rates in estimating fair value for the warrants considered to be derivative instruments. The assumptions used to value these warrants at the time of issuance are generally consistent with those disclosed for stock-based compensation (see Note 7).

Since the securities in this financing were issued at a price less than $100.98 per share, the Company obtained the consent of its preferred stockholders pursuant to a consent and waiver dated July 6, 2010, as amended on July 21, 2010. In connection with obtaining this consent, the Company issued five-year warrants (the “Incentive Warrants”) to its preferred stockholders for the purchase of up to an aggregate of 150,039 shares of common stock at an exercise price of $16.065 per share. No adjustments to the conversion price of the preferred stock or warrants held by preferred stockholders were made in connection with the financing. The fair value of the Incentive Warrants at date of issuance, $586,000, is reflected as a deemed dividend to the preferred stockholders on the statement of operations. The Company used valuation methods and assumptions that consider among others the fair value of the underlying stock, risk-free interest rate, volatility, expected life and dividend rates in estimating fair value of the Incentive Warrants. The assumptions used to value these warrants are generally consistent with those disclosed for stock-based compensation (see Note 7).

The financing resulted in adjustments to certain warrants pursuant to their terms.  Warrants issued in 2005 that were exercisable for 1,591 shares at an exercise price of $99.45 per share as of immediately prior to the transaction became exercisable for 14,776 shares at an exercise price of $10.71 per share, and warrants issued in 2006 that were exercisable for 29,787 shares at an exercise price of $263.16 per share as of immediately prior to the transaction became exercisable for 33,569 shares at an exercise price of $234.09 per share.  The 2005 warrants expired unexercised on August 9, 2010, and the 2006 warrants will expire in March 2011.

Common Stock Warrants   — The following table summarizes information with regard to outstanding warrants as of December 31, 2010, issued in connection with equity and debt financings since 2005.

Offering	Outstanding (as adjusted)	Exercise Price (as adjusted)	Expiration Date

2006 Issuance of Common Stock	33,569	$234.09	March 7, 2011
Series B Preferred Stock – placement agents	5,392	$191.25	May 2, 2012
Series C Exchange	8,169	$191.25	May 2, 2012
Series E Preferred Stock	60,330	$99.45	December 31, 2015
August 2009 Private Placement	31,194	$100.98	December 31, 2015
July 2010 Direct Offering (1)	105,039	$10.71	July 27, 2015
Preferred Incentive Warrants	105,040	$16.065	July 27, 2015

Total	348,733

(1)  The exercise price of these warrants was adjusted in connection with the private placement completed on April 8, 2011.  See Note 12.

During the year ended December 31, 2010, warrants to purchase 14,776 shares of common stock at $10.71 and 5,941 shares of common stock at $99.45 expired unexercised.  On March 7, 2011, warrants to purchase 33,569 shares of common stock at $234.09 expired unexercised.

During the year ended December 31, 2010, 53,478 shares of the Company’s common stock were issued upon the cashless exercise of warrants to purchase 89,752 shares of the Company’s common stock.  The Company reclassified $2,584,000 from derivative liability to additional paid-in capital upon the exercise of warrants.  The following is a summary of the exercises:

Original private placement	Shares of Common Stock Issued	Warrants Exercised	Exercise Price

2005 Bridge Financing	2,059	2,614	$95.625
2005 Issuance of Common Stock – placement agents	1,481	2,074	$99.45
2006 Issuance of Common Stock	2,395	6,480	$263.16
Series B Preferred Stock – purchasers	29,709	49,019	$99.45
Series B Preferred Stock – placement agents	229	490	$191.25
Series D Preferred Stock	17,292	28,531	$99.45
Series C Exchange	313	544	$191.25

Total	53,478	89,752

During the year ended December 31, 2009, a total of 3,162 shares of the Company’s common stock were issued upon the cashless exercise of warrants to purchase 6,975 shares of common stock. The Company reclassified a total of $1,001,000 from derivative liability to additional paid-in capital upon the exercise of warrants.  The following is a summary of the exercises:

Original private placement	Shares of Common Stock Issued	Warrants Exercised	Exercise Price

2005 Bridge Financing	1,429	2,091	$95.625
2005 Common Stock	1,310	3,172	$99.45
Series A Preferred Stock	250	396	$99.45
2006 Issuance of Common Stock	173	1,316	$263.16

Total	3,162	6,975

On August 21, 2009, the Company entered into exchange agreements with certain accredited investors who held warrants, issued in the 2006 private placement, to purchase 45,409 shares of its common stock. Pursuant to the exchange agreements, an aggregate of 13,623 shares of the Company’s common stock with a fair value of $1,626,000 were issued in exchange for these warrants. The holders agreed not to transfer or dispose of the shares of common stock before February 18, 2010. The warrants had been recorded as a derivative liability on the Company’s balance sheet at their estimated fair value of $1,109,000 at the date of exchange. The difference of $517,000 between the estimated fair value of the warrants at the date of exchange and the common stock issued to settle the derivative liability has been included as a component of the loss on derivative warrants for the year ended December 31, 2009. Following the exchange, warrants expiring on March 7, 2011 to purchase a total of 35,504 shares of common stock at $278.46 per share remained outstanding. Following the final closing of the August 2009 Private Placement, described above, the number of these outstanding warrants was increased to 37,584 and the exercise price was reduced to $263.16, as a result of anti-dilution provisions in the warrants.

Authorized and Reserved Shares — On October 18, 2010 the Company’s stockholders approved an amendment to the certificate of incorporation to increase the total number of authorized shares of the Company’s common stock from 225,000,000 to 750,000,000. On April 8, 2011, the Company completed the Reverse Split described in Note 12, and amended the certificate of incorporation to decrease the total number of authorized shares to 150,000,000 from 750,000,000.

The following shares were reserved for future issuance upon exercise of stock options or warrants or conversion of preferred stock as of the dates indicated:

	December 31,
	2010	2009

2000 Stock Option Plan	291	366
2006 Stock Incentive Plan	38,366	43,856
Options issued outside of formalized plans	10,569	16,037
Warrants	348,733	232,164
Preferred stock	—	329,451

Total shares reserved for future issuance	397,959	621,874